JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS A, S, AND UV

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT B

Supplement dated August 8, 2025 to the Statutory Prospectuses,

Updating Summary Prospectuses, and Initial Summary Prospectuses,

dated April 28, 2025

Changes to Variable Investment Options

This Supplement is intended for distribution with the Statutory Prospectuses, Updating Summary Prospectuses, and Initial Summary Prospectuses, as applicable, (each a “prospectus”) dated April 28, 2025 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses belong to the following policies:

Majestic Accumulation Variable Universal Life 2019	Majestic Variable Estate Protection
Majestic Accumulation Variable Universal Life 2021	Majestic Variable Estate Protection 98
Majestic Performance Survivorship Variable Universal Life	Majestic Variable Universal Life
Majestic Performance Variable Universal Life	Majestic Variable Universal Life 98
Majestic Survivorship Variable Universal Life 2020	Majestic VCOLIX
Majestic Survivorship VULX	Majestic VULX
Majestic Variable COLI	Variable Master Plan Plus

Effective immediately, the “M Large Cap Growth Fund” subadviser listed in the “Appendix: Portfolio’s Available Under the Policy” section of the prospectus is as follows:

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24) (%)

			1-Year	5-Year	10-Year
Seeks to provide long-term capital appreciation.	M Large Cap Growth Fund - Series M M Financial Investment Advisers, Inc./Federated MDTA LLC	0.58%	25.50	14.12	13.87

You should read this supplement together with the prospectus for the contract you purchased and retain both documents for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL 08/2025

333-164151	333-164154	333-164169	333-153252	333-132905
333-164152	333-164164	333-131299	333-233648	333-148992
333-164153	333-164163	333-148991	333-236447	333-151631
333-164156	333-164165	333-151630	333-254211	333-153253
333-235397